Earnings per Common Share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income	$ (41,455)	$ 190,380	$ 40,394
Weighted average number of common shares used to compute basic net income per common share (in shares)	226,777	226,640	228,074
Dilutive effect of stock options and restrictive stock units (in shares)	0	4,613	4,760
Dilutive effect of outstanding warrant (in shares)	0	2,203	175
Weighted average number of common shares used to compute diluted net income per common share (in shares)	226,777	233,456	233,009
Basic earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ (0.18)	$ 0.84	$ 0.18
Diluted earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ (0.18)	$ 0.82	$ 0.17
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	107	272	52
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	32,938	35,939	30,434